Property, Plant and Equipment - Schedule of Breakdown and Composition of Property, Plant and Equipment (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Breakdown and Composition of Property Plant and Equipment [Line Items]
Property plant and equipment beginning		R$ 13,148	R$ 11,582	R$ 6,700
Additions	[1]	1,476	2,579	5,467
Write-off		(19)	(51)	(59)
Depreciation		(1,046)	(918)	(606)
Transfers and others		5	(44)	80
Property plant and equipment ending		13,564	13,148	11,582
Historical cost		17,907	16,468	14,024
Accumulated depreciation		(4,343)	(3,320)	(2,442)
Land [member]
Schedule of Breakdown and Composition of Property Plant and Equipment [Line Items]
Property plant and equipment beginning		559	600	570
Additions	[1]		17	48
Write-off				(18)
Depreciation
Transfers and others			(58)
Property plant and equipment ending		559	559	600
Historical cost		559	559	600
Accumulated depreciation
Buildings [member]
Schedule of Breakdown and Composition of Property Plant and Equipment [Line Items]
Property plant and equipment beginning		777	730	656
Additions	[1]	46	45	117
Write-off
Depreciation		(23)	(19)	(17)
Transfers and others		94	21	(26)
Property plant and equipment ending		894	777	730
Historical cost		1,074	934	859
Accumulated depreciation		(180)	(157)	(129)
Improvements [Member]
Schedule of Breakdown and Composition of Property Plant and Equipment [Line Items]
Property plant and equipment beginning		8,099	6,865	3,596
Additions	[1]	773	1,659	3,451
Write-off		(7)	(26)	(27)
Depreciation		(502)	(438)	(284)
Transfers and others		(45)	39	129
Property plant and equipment ending		8,318	8,099	6,865
Historical cost		10,301	9,583	7,933
Accumulated depreciation		(1,983)	(1,484)	(1,068)
Machinery and equipment [Member]
Schedule of Breakdown and Composition of Property Plant and Equipment [Line Items]
Property plant and equipment beginning		2,310	1,440	828
Additions	[1]	378	499	708
Write-off		(6)	(16)	(4)
Depreciation		(272)	(214)	(184)
Transfers and others		21	601	92
Property plant and equipment ending		2,431	2,310	1,440
Historical cost		3,668	3,285	2,160
Accumulated depreciation		(1,237)	(975)	(720)
Facilities [Member]
Schedule of Breakdown and Composition of Property Plant and Equipment [Line Items]
Property plant and equipment beginning		270	585	362
Additions	[1]	13	84	258
Write-off			(2)	(7)
Depreciation		(38)	(58)	(35)
Transfers and others			(339)	7
Property plant and equipment ending		245	270	585
Historical cost		443	430	729
Accumulated depreciation		(198)	(160)	(144)
Furniture and appliances [Member]
Schedule of Breakdown and Composition of Property Plant and Equipment [Line Items]
Property plant and equipment beginning		903	755	416
Additions	[1]	132	186	279
Write-off		(5)	(5)	(2)
Depreciation		(158)	(144)	(70)
Transfers and others		17	111	132
Property plant and equipment ending		889	903	755
Historical cost		1,447	1,311	1,043
Accumulated depreciation		(558)	(408)	(288)
Constructions in progress [Member]
Schedule of Breakdown and Composition of Property Plant and Equipment [Line Items]
Property plant and equipment beginning		111	543	235
Additions	[1]	100	47	582
Write-off		(1)	(1)	(1)
Depreciation
Transfers and others		(87)	(478)	(273)
Property plant and equipment ending		123	111	543
Historical cost		123	111	543
Accumulated depreciation
Others [Member]
Schedule of Breakdown and Composition of Property Plant and Equipment [Line Items]
Property plant and equipment beginning		119	64	37
Additions	[1]	34	42	24
Write-off			(1)
Depreciation		(53)	(45)	(16)
Transfers and others		5	59	19
Property plant and equipment ending		105	119	64
Historical cost		292	255	157
Accumulated depreciation		R$ (187)	R$ (136)	R$ (93)

[1]	Includes interest capitalization in the amount of R$46 as of December 31, 2024 (R$257 and R$774 as of December 31, 2023 and 2022, respectively), see note 12.3.